INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished products	$ 206,055	$ 208,671
Raw materials and work in progress	87,059	105,771
Crop growing costs	11,866	26,923
Agricultural and other operating supplies	47,072	52,785
Inventories, net of allowances	$ 352,052	$ 394,150